Offerings	Nov. 02, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.650% The Dow Chemical Co Notes Due November 15, 2031
Maximum Aggregate Offering Price	$ 360,000
Fee Rate	0.0087%
Amount of Registration Fee	$ 31.32
Offering Note	Calculated in accordance with Rule 457(r) of the Securities Act of 1933, as amended.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	6.150% The Dow Chemical Co Notes Due November 15, 2036
Maximum Aggregate Offering Price	$ 503,000
Fee Rate	0.0087%
Amount of Registration Fee	$ 43.76
Offering Note	Calculated in accordance with Rule 457(r) of the Securities Act of 1933, as amended.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	6.600% The Dow Chemical Co Notes Due November 15, 2056
Maximum Aggregate Offering Price	$ 303,000
Fee Rate	0.0087%
Amount of Registration Fee	$ 26.36
Offering Note	Calculated in accordance with Rule 457(r) of the Securities Act of 1933, as amended.